Other costs and other income	12 Months Ended
Dec. 31, 2024
Other costs [Abstract]
Other costs and other income	8. Other costs and other income
8.1  Other costs

Figures in million – SA rand	Note	2024	2023	2022
Care and maintenance		(1,609)	(1,378)	(794)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		(486)	—	—
Corporate and social investment costs		(405)	(149)	(237)
Cost incurred on employee and community trusts		(204)	(469)	(429)
Onerous contract provision	30.2	(200)	(1,865)	—
Exploration costs		(36)	(183)	(12)
Non-mining royalties		(73)	(84)	(235)
Strike related costs		—	(3)	(258)
Service entity costs		(466)	(366)	(569)
Loss on deconsolidation of a subsidiary		—	—	(309)
Other		(1,243)	(1,361)	(836)
Total other costs		(4,722)	(5,858)	(3,679)
8.2  Other income

Figures in million – SA rand	Notes	2024	2023	2022
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		40	45	71
Service entity income		307	497	464
Gain on remeasurement of previous interest in Kroondal	19	—	298	—
Sundry income		389	387	429
Insurance proceeds[1]		875	—	—
Onerous contract provision utilisation/change in estimate	30.2	1,017	—	—
Profit on sale of Lonmin Canada		—	—	145
Gain on increase in equity-accounted investment		2	5	—
Gain on deregistration of a subsidiary		—	—	1
Total other income		2,630	1,232	1,110
1Relates mainly to the business interruption insurance claim lodged by the Group at its US PGM operations resulting from the flood event which occurred during June 2022 amounting to R838 million, also includes R26 million received as compensation for losses incurred  in respect of a property damage claim lodged by the Group at is
Australian operations